BASIC AND DILUTED NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE
NOTE 13:-	BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	2012	2013	2014

Numerator:

Net income attributed to Sapiens shareholders	$11,780	$11,604	$14,463

Denominator (thousands):

Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	39,953	40,024	47,210
Shares and related put options issued in Harcase acquisition	114	-	-
Stock options and warrants	1,604	2,292	1,427

Denominator for diluted net earnings per share - adjusted weighted average number of shares	41,671	42,316	48,637

The weighted average number of shares related to outstanding anti-dilutive options and warrants excluded from the calculations of diluted net earnings per share was 1,675,521, 466,534 and 599,287 for the years 2012, 2013 and 2014, respectively.